Reportable Segment Information - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017 segment	Dec. 31, 2016 customer	Dec. 31, 2015 customer
Revenue, Major Customer [Line Items]
Number of operating segments	7
Number of reportable segments	1
Number of customers | customer		4	4
Customer concentration risk | Customer A | Pressure pumping
Revenue, Major Customer [Line Items]
Concentration risk percentage		96.00%	99.00%
Customer concentration risk | Customer B | Pressure pumping
Revenue, Major Customer [Line Items]
Concentration risk percentage		99.00%	100.00%
Customer concentration risk | Customer C | Pressure pumping
Revenue, Major Customer [Line Items]
Concentration risk percentage		100.00%	88.00%
Customer concentration risk | Customer D | Pressure pumping
Revenue, Major Customer [Line Items]
Concentration risk percentage		99.00%	99.00%